UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02527

DWS Money Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS

January 31, 2014

Semiannual Report

to Shareholders

DWS Money Market Prime Series

Contents
4 Letter to Shareholders
5 Portfolio Summary
6 Investment Portfolio
13 Statement of Assets and Liabilities
15 Statement of Operations
16 Statement of Changes in Net Assets
17 Financial Highlights
22 Notes to Financial Statements
30 Information About Your Fund's Expenses
32 Other Information
33 Advisory Agreement Board Considerations and Fee Evaluation
38 Account Management Resources
40 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Having recently joined Deutsche Asset & Wealth Management as president of the DWS funds and head of Fund Administration, I'd like to take this opportunity to introduce myself. I come with 20 years of experience in asset management and the mutual fund industry. My job is to work closely with your fund board to ensure optimal oversight of the DWS funds' management and operations. I look forward to serving in this role on your behalf.

As for the economy, experts seem to agree that both the U.S. and global economies are recovering. Interest rates, while destined to rise to a level more in line with historical "normal" at some point, will likely remain relatively low for the foreseeable future. The stock markets continue to demonstrate strength as housing rebounds, American manufacturing strengthens, the U.S. budget deficit improves and unemployment continues to move lower. However, uncertainty persists regarding the pace of the recovery, the eventual tapering of government bond purchases, the potential for further political gridlock around the fiscal impasse and lingering effects of the financial crisis. All this uncertainty may well contribute to volatility in both the bond and stock markets.

It may help to remember that market fluctuations are not unusual. However, significant market swings may also reflect behavior that is driven more by investor emotion than any fundamental factors relating to the securities in question. If volatility is making you nervous, it may be time to review your investments. A trusted financial advisor can help you determine if a strategy change is appropriate and identify risk management strategies that serve your specific goals and situation.

Best regards,

Brian Binder

President, DWS Funds

Portfolio Summary (Unaudited)

Investment Portfolio as of January 31, 2014 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 13.6%
Banco del Estado de Chile, 0.26%, 5/14/2014	16,000,000	16,000,000
Bank of America NA, 0.19%, 5/1/2014	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.2%, 2/7/2014	10,000,000	10,000,000
Credit Suisse, 0.26%, 3/18/2014	16,000,000	16,001,996
DNB Bank ASA, 0.17%, 4/4/2014	20,000,000	20,000,000
DZ Bank AG, 0.25%, 3/17/2014	10,000,000	10,000,000
Fortis Bank SA, 0.175%, 4/1/2014	15,250,000	15,250,125
International Business Machines Corp., 1.25%, 5/12/2014	5,225,000	5,238,969
Kreditanstalt Fuer Wiederaufbau, 0.22%, 4/11/2014	10,000,000	9,999,298
Mitsubishi UFJ Trust & Banking Corp., 0.2%, 5/2/2014	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.:
0.21%, 4/15/2014	8,000,000	8,000,000
0.22%, 2/26/2014	12,000,000	12,000,000
Nordea Bank Finland PLC, 0.21%, 7/7/2014	12,500,000	12,500,000
Norinchukin Bank:
0.22%, 2/14/2014	5,000,000	5,000,000
0.22%, 4/22/2014	10,000,000	10,000,000
Rabobank Nederland NV, 0.245%, 6/12/2014	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.:
0.12%, 2/10/2014	17,000,000	17,000,000
0.21%, 2/18/2014	15,000,000	15,000,000
0.21%, 4/7/2014	9,000,000	9,000,000
Wells Fargo Bank NA, 0.2%, 5/27/2014	8,000,000	8,000,000
Total Certificates of Deposit and Bank Notes (Cost $218,990,388)		218,990,388

Collateralized Mortgage Obligation 0.6%
Resimac MBS Trust, "A1B", Series 2012-1, 0.445%*, 6/7/2014 (Cost $10,000,000)	10,000,000	10,000,000

Commercial Paper 50.5%
Issued at Discount** 43.3%
Albion Capital Corp. SA:
0.16%, 2/26/2014	15,000,000	14,998,333
0.21%, 2/21/2014	11,200,000	11,198,693
Antalis U.S. Funding Corp., 144A, 0.1%, 2/4/2014	15,000,000	14,999,875
ASB Finance Ltd., 0.22%, 4/3/2014	14,200,000	14,194,707
Bank Nederlandse Gemeenten, 0.22%, 6/17/2014	12,000,000	11,990,027
Barclays Bank PLC, 0.14%, 2/10/2014	16,500,000	16,499,422
Bedford Row Funding Corp.:
144A, 0.3%, 4/22/2014	4,000,000	3,997,333
144A, 0.31%, 10/27/2014	4,750,000	4,739,038
144A, 0.32%, 12/17/2014	12,500,000	12,464,556
BNZ International Funding Ltd., 144A, 0.17%, 3/5/2014	10,000,000	9,998,489
Caisse Centrale Desjardins du Quebec, 0.175%, 2/19/2014	16,500,000	16,498,556
Caisse des Depots et Consignations, 144A, 0.2%, 3/24/2014	10,000,000	9,997,167
Collateralized Commercial Paper Co., LLC:
0.22%, 3/17/2014	10,000,000	9,997,311
0.22%, 4/15/2014	15,500,000	15,493,085
Collateralized Commercial Paper II Co., LLC:
144A, 0.219%, 5/29/2014	10,000,000	9,992,850
144A, 0.22%, 2/5/2014	10,500,000	10,499,743
144A, 0.22%, 3/18/2014	6,000,000	5,998,350
CPPIB Capital, Inc., 0.3%, 2/11/2015	5,000,000	4,984,375
DBS Bank Ltd., 144A, 0.235%, 3/11/2014	7,500,000	7,498,140
Dexia Credit Local, 0.33%, 8/18/2014	8,688,000	8,672,231
DNB Bank ASA, 0.17%, 4/9/2014	25,000,000	24,992,090
Erste Abwicklungsanstalt:
144A, 0.15%, 4/7/2014	10,000,000	9,997,292
144A, 0.17%, 4/24/2014	10,000,000	9,996,128
General Electric Capital Corp., 0.05%, 2/3/2014	19,000,000	18,999,947
Hannover Funding Co., LLC, 0.165%, 2/24/2014	10,000,000	9,998,946
Kells Funding LLC:
144A, 0.17%, 4/2/2014	5,000,000	4,998,583
144A, 0.23%, 2/19/2014	7,500,000	7,499,137
144A, 0.235%, 2/19/2014	5,000,000	4,999,413
Kreditanstalt Fuer Wiederaufbau, 144A, 0.12%, 4/4/2014	10,000,000	9,997,933
LMA Americas LLC:
144A, 0.16%, 2/24/2014	35,000,000	34,996,422
144A, 0.17%, 2/10/2014	22,000,000	21,999,065
Macquarie Bank Ltd., 144A, 0.215%, 3/4/2014	3,000,000	2,999,445
Manhattan Asset Funding Co., LLC, 144A, 0.16%, 2/11/2014	12,000,000	11,999,467
Matchpoint Master Trust, 0.08%, 2/3/2014	15,613,000	15,612,931
MetLife Short Term Funding LLC, 144A, 0.25%, 2/3/2014	5,000,000	4,999,931
Natixis U.S. Finance Co., LLC, 0.1%, 2/3/2014	47,000,000	46,999,739
Nordea Bank AB, 0.205%, 6/9/2014	12,000,000	11,991,253
NRW.Bank, 0.069%, 2/5/2014	49,000,000	48,999,619
PepsiCo, Inc., 0.07%, 2/4/2014	16,000,000	15,999,907
Philip Morris International, Inc., 144A, 0.15%, 5/2/2014	10,574,000	10,570,035
Prudential Funding LLC, 0.04%, 2/3/2014	21,000,000	20,999,953
Skandinaviska Enskilda Banken AB, 0.28%, 5/8/2014	10,000,000	9,992,533
Standard Chartered Bank:
0.27%, 5/19/2014	19,000,000	18,984,752
0.29%, 5/1/2014	12,000,000	11,991,397
Swedbank AB:
0.24%, 5/8/2014	10,000,000	9,993,600
0.255%, 5/7/2014	17,700,000	17,688,089
Sydney Capital Corp., 144A, 0.19%, 4/24/2014	12,000,000	11,994,807
The Army & Air Force Exchange Service, 0.13%, 5/21/2014	12,500,000	12,495,080
UOB Funding LLC, 0.24%, 4/10/2014	10,150,000	10,145,399
Victory Receivables Corp., 144A, 0.18%, 2/3/2014	20,000,000	19,999,800
Working Capital Management Co., 144A, 0.2%, 3/11/2014	6,800,000	6,798,564
		694,443,538
Issued at Par* 7.2%
ASB Finance Ltd.:
144A, 0.25%, 6/11/2014	5,000,000	5,000,000
144A, 0.277%, 10/9/2014	9,000,000	8,999,564
Atlantic Asset Securitization LLC:
144A, 0.181%, 7/9/2014	9,000,000	8,999,607
144A, 0.188%, 2/27/2014	4,000,000	4,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.154%, 4/7/2014	12,000,000	11,998,925
Bank of Montreal, 0.238%, 9/5/2014	10,000,000	10,001,636
Bank of Nova Scotia, 0.25%, 1/13/2015	7,000,000	7,000,000
BNZ International Funding Ltd., 144A, 0.257%, 1/20/2015	5,000,000	5,000,000
Caisse Centrale Desjardins, 144A, 0.238%, 1/26/2015	5,450,000	5,449,463
Kells Funding LLC:
144A, 0.197%, 2/3/2014	12,500,000	12,500,000
144A, 0.235%, 10/10/2014	5,000,000	5,000,000
144A, 0.238%, 10/28/2014	15,300,000	15,300,000
Nederlandse Waterschapsbank NV, 144A, 0.278%, 8/15/2014	6,000,000	6,000,000
PNC Bank NA, 0.25%, 4/23/2014	10,000,000	10,000,000
		115,249,195
Total Commercial Paper (Cost $809,692,733)		809,692,733

Short-Term Notes* 12.4%
Australia & New Zealand Banking Group Ltd., 144A, 0.296%, 1/16/2015	8,000,000	8,000,000
Bank of Nova Scotia:
0.25%, 9/3/2014	10,000,000	10,000,000
0.298%, 7/24/2014	8,000,000	8,000,000
Canadian Imperial Bank of Commerce, 0.27%, 5/16/2014	12,150,000	12,150,000
Commonwealth Bank of Australia:
144A, 0.23%, 6/11/2014	11,500,000	11,500,000
144A, 0.516%, 1/29/2015	5,000,000	5,013,540
DNB Bank ASA, 0.462%, 4/4/2014	18,000,000	18,009,157
JPMorgan Chase Bank NA, 0.317%, 4/22/2019	10,000,000	10,000,000
Kommunalbanken AS, 144A, 0.14%, 2/26/2014	8,000,000	8,000,000
Rabobank Nederland NV:
0.23%, 6/12/2014	8,500,000	8,500,000
0.273%, 5/8/2014	5,500,000	5,500,000
0.276%, 7/23/2014	10,000,000	10,000,000
0.328%, 12/1/2014	14,000,000	14,000,000
144A, 0.518%, 8/16/2014	12,000,000	12,000,000
Royal Bank of Canada:
0.24%, 12/11/2014	14,000,000	14,000,000
0.29%, 2/28/2014	9,000,000	9,000,000
Svensk Exportkredit AB, 144A, 0.16%, 6/17/2014	8,400,000	8,400,000
Svenska Handelsbanken AB, 144A, 0.326%, 10/3/2014	15,000,000	15,000,000
Wells Fargo Bank NA, 0.24%, 12/10/2014	5,000,000	5,000,000
Westpac Banking Corp., 0.251%, 5/9/2014	7,000,000	7,000,000
Total Short-Term Notes (Cost $199,072,697)		199,072,697

Government & Agency Obligations 8.3%
Other Government Related (a) 0.3%
European Investment Bank, 3.0%, 4/8/2014	5,000,000	5,024,635
U.S. Government Sponsored Agencies 5.1%
Federal Farm Credit Bank:
0.137%*, 10/20/2014	9,500,000	9,500,387
0.144%*, 10/29/2014	4,000,000	4,000,454
Federal Home Loan Bank:
0.125%, 3/27/2014	6,250,000	6,249,473
0.142%**, 2/18/2014	7,000,000	6,999,504
0.143%**, 4/9/2014	10,000,000	9,997,301
0.18%, 3/7/2014	5,500,000	5,499,975
Federal Home Loan Mortgage Corp.:
0.108%**, 3/19/2014	9,000,000	8,998,735
0.109%**, 5/22/2014	12,500,000	12,495,799
Federal National Mortgage Association:
0.116%**, 2/24/2014	10,000,000	9,999,233
0.139%**, 6/2/2014	7,200,000	7,196,612
		80,937,473
U.S. Treasury Obligations 2.9%
U.S. Treasury Notes:
0.1%, 1/31/2016	14,000,000	14,000,000
0.5%, 8/15/2014	17,000,000	17,031,798
2.625%, 7/31/2014	8,500,000	8,603,434
4.0%, 2/15/2014	7,000,000	7,010,238
		46,645,470
Total Government & Agency Obligations (Cost $132,607,578)		132,607,578

Time Deposits 8.7%
Credit Agricole Corporate & Investment Bank, 0.09%, 2/3/2014	50,213,196	50,213,196
Fortis Bank SA, 0.05%, 2/3/2014	40,000,000	40,000,000
National Australia Bank Ltd., 0.03%, 2/3/2014	50,000,000	50,000,000
Total Time Deposits (Cost $140,213,196)		140,213,196
Repurchase Agreements 6.1%
BNP Paribas, 0.22%, dated 12/23/2013, to be repurchased at $12,530,097 on 1/21/2015 (b)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.403%, dated 3/18/2013, to be repurchased at $25,102,200 on 3/18/2014 (c)	25,000,000	25,000,000
Nomura Securities International, 0.03%, dated 1/31/2014, to be repurchased at $50,000,125 on 2/3/2014 (d)	50,000,000	50,000,000
The Toronto-Dominion Bank, 0.08%, dated 1/31/2014, to be repurchased at $10,000,067 on 2/3/2014 (e)	10,000,000	10,000,000
Total Repurchase Agreements (Cost $97,500,000)		97,500,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,608,076,592)†	100.2	1,608,076,592
Other Assets and Liabilities, Net	(0.2)	(3,542,321)
Net Assets	100.0	1,604,534,271

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2014.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $1,608,076,592.

(a) Government-backed debt issued by financial companies or government sponsored enterprises.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,999,021	Berkshire Hathaway Finance Corp.	4.85	1/15/2015	10,445,633
13,494	Medtronic, Inc.	4.75	9/15/2015	14,663
2,380,614	State Street Corp.	3.7	11/20/2023	2,414,704
Total Collateral Value				12,875,000

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,032,619	CWHEQ Revolving Home Equity Loan Trust	0.3	1/15/2037	23,002,710
2,968,555	Master Asset Backed Securities Trust	0.458	5/25/2037	2,603,777
469,000	Soundview Home Loan Trust	7.0	2/25/2038	393,792
Total Collateral Value				26,000,279

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,273,043	Federal National Mortgage Association	4.0–5.5	4/1/2040– 2/1/2044	3,445,722
44,633,459	Government National Mortgage Association	3.0–7.0	2/15/2027– 12/20/2043	47,554,278
Total Collateral Value				51,000,000

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
565,000	Bank of Nova Scotia	1.25	11/7/2014	570,852
599,543	Bottling Group LLC	6.95	3/15/2014	619,805
575,000	Caisse Centrale Desjardins	2.55	3/24/2016	602,874
5,000,000	The Goldman Sachs Group, Inc.	1.838	11/29/2023	5,088,379
729,627	John Deere Capital Corp.	0.363	6/15/2015	730,695
540,901	Pfizer, Inc.	5.35	3/15/2015	581,047
315,038	Rogers Communications, Inc.	3.0	3/15/2023	300,620
503,393	Royal Bank of Canada	3.125	4/14/2015	524,233
667,164	Siemens Financieringsmaatschappij NV	6.125	8/17/2026	816,010
303,313	Vodafone Group PLC	5.625	2/27/2017	348,892
214,380	Westpac Banking Corp.	2.45	11/28/2016	225,887
Total Collateral Value				10,409,294

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (f)	$—	$1,510,576,592	$—	$1,510,576,592
Repurchase Agreements	—	97,500,000	—	97,500,000
Total	$—	$1,608,076,592	$—	$1,608,076,592

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of January 31, 2014 (Unaudited)
Assets
Investments: Investments in securities, valued at amortized cost	$1,510,576,592
Repurchase agreements, valued at amortized cost	97,500,000
Total investments, valued at amortized cost	1,608,076,592
Cash	6
Receivable for Fund shares sold	2,619,592
Interest receivable	425,950
Due from Advisor	4,174
Other assets	81,835
Total assets	1,611,208,149
Liabilities
Payable for Fund shares redeemed	6,247,928
Distributions payable	7,926
Accrued management fee	35,054
Accrued Trustees' fees	10,027
Other accrued expenses and payables	372,943
Total liabilities	6,673,878
Net assets, at value	$1,604,534,271
Net Assets Consist of
Undistributed net investment income	20,579
Accumulated net realized gain (loss)	8,657
Paid-in capital	1,604,505,035
Net assets, at value	$1,604,534,271

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of January 31, 2014 (Unaudited) (continued)
Net Asset Value
DWS Cash Investment Trust Class A Net Asset Value, offering and redemption price per share ($188,881,970 ÷ 188,870,944 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Cash Investment Trust Class B Net Asset Value, offering and redemption price per share ($1,320,335 ÷ 1,320,258 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Cash Investment Trust Class C Net Asset Value, offering and redemption price per share ($29,092,305 ÷ 29,090,616 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Cash Investment Trust Class S Net Asset Value, offering and redemption price per share ($346,780,684 ÷ 346,760,237 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Money Market Fund Net Asset Value, offering and redemption price per share ($1,038,458,977 ÷ 1,038,398,411 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended January 31, 2014 (Unaudited)
Investment Income
Income: Interest	$1,635,278
Expenses: Management fee	1,813,107
Administration fee	848,129
Services to shareholders	1,372,150
Distribution and service fees	418,910
Custodian fee	24,632
Professional fees	48,866
Reports to shareholders	65,202
Registration fees	48,954
Trustees' fees and expenses	31,862
Other	29,862
Total expenses before expense reductions	4,701,674
Expense reductions	(3,145,647)
Total expenses after expense reductions	1,556,027
Net investment income	79,251
Net realized gain (loss) from investments	8,657
Net increase (decrease) in net assets resulting from operations	$87,908

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
Operations: Net investment income	$79,251	$170,426
Operations: Net investment income	$79,251	$170,426
Net realized gain (loss)	8,657	6,161
Net increase (decrease) in net assets resulting from operations	87,908	176,587
Distributions to shareholders from: Net investment income: DWS Cash Investment Trust Class A	(10,111)	(22,031)
DWS Cash Investment Trust Class B	(59)	(192)
DWS Cash Investment Trust Class C	(1,484)	(2,681)
DWS Cash Investment Trust Class S	(16,902)	(33,680)
DWS Money Market Fund	(50,693)	(111,691)
Total distributions	(79,249)	(170,275)
Fund share transactions: Proceeds from shares sold	350,816,864	813,238,507
Reinvestment of distributions	73,495	169,139
Payments for shares redeemed	(469,963,795)	(1,040,778,573)
Net increase (decrease) in net assets from Fund share transactions	(119,073,436)	(227,370,927)
Increase (decrease) in net assets	(119,064,777)	(227,364,615)
Net assets at beginning of period	1,723,599,048	1,950,963,663
Net assets at end of period (including undistributed net investment income of $20,579 and $20,577, respectively)	$1,604,534,271	$1,723,599,048

The accompanying notes are an integral part of the financial statements.

Financial Highlights
DWS Cash Investment Trust Class A
	Six Months Ended 1/31/14 (Unaudited)		Years Ended July 31,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.009
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.009
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.009)
Net realized gains	—		—		—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.009)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.02		.03		.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	189		211		237		230		223		218
Ratio of expenses before expense reductions (%)	.85	*	.86		.83		.83		.86		.81
Ratio of expenses after expense reductions (%)	.18	*	.26		.28		.32		.35		.77
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.96
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

DWS Cash Investment Trust Class B
	Six Months Ended 1/31/14 (Unaudited)		Years Ended July 31,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.004
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	(.004)
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—		—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.004)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.02		.03		.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		2		3		6		11		23
Ratio of expenses before expense reductions (%)	1.67	*	1.60		1.56		1.58		1.68		1.56
Ratio of expenses after expense reductions (%)	.18	*	.26		.28		.33		.37		1.28
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.45
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

DWS Cash Investment Trust Class C
	Six Months Ended 1/31/14 (Unaudited)		Years Ended July 31,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.005
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.005
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.005)
Net realized gains	—		—		—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.005)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.02		.03		.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29		30		35		26		31		42
Ratio of expenses before expense reductions (%)	1.49	*	1.53		1.50		1.53		1.59		1.52
Ratio of expenses after expense reductions (%)	.18	*	.26		.29		.32		.36		.22
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.51
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

DWS Cash Investment Trust Class S
	Six Months Ended 1/31/14 (Unaudited)		Years Ended July 31,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.012
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.012
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.012)
Net realized gains	—		—		—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.012)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.01	a**	.01	a	.01	a	.02	a	.03	a	1.20
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	347		368		392		430		464		541
Ratio of expenses before expense reductions (%)	.54	*	.53		.52		.51		.52		.49
Ratio of expenses after expense reductions (%)	.18	*	.26		.28		.32		.36		.49
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		1.24
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

DWS Money Market Fund
	Six Months Ended 1/31/14 (Unaudited)		Years Ended July 31,
			2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.013
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.013
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.013)
Net realized gains	—		—		—		—		(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.013)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.01	a**	.01	a	.01	a	.02	a	.03	a	1.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,038		1,113		1,284		1,449		1,821		2,591
Ratio of expenses before expense reductions (%)	.48	*	.46		.45		.45		.45		.44
Ratio of expenses after expense reductions (%)	.18	*	.26		.28		.32		.36		.44
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		1.29
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Money Market Prime Series (the "Fund") is a diversified series of DWS Money Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options: DWS Cash Investment Trust Class A shares are offered to investors without an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another DWS Investments Fund. DWS Cash Investment Trust Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. DWS Cash Investment Trust Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than DWS Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions. DWS Cash Investment Trust Class B shares automatically convert to DWS Cash Investment Trust Class A shares six years after issuance. DWS Cash Investment Trust Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than DWS Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. DWS Cash Investment Trust Class C shares do not automatically convert into another class. DWS Money Market Fund and DWS Cash Investment Trust Class S shares are not subject to initial or contingent deferred sales charges. DWS Cash Investment Trust Class S shares are only available to a limited group of investors.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of January 31, 2014, the Fund had investments in repurchase agreements with a gross value of $97,500,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of July 31, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $215 million of the Fund's average daily net assets	.400%
Next $335 million of such net assets	.275%
Next $250 million of such net assets	.200%
Next $800 million of such net assets	.150%
Next $800 million of such net assets	.140%
Next $800 million of such net assets	.130%
Over $3.2 billion of such net assets	.120%

For the period from August 1, 2013 through September 30, 2014 (through November 30, 2014 for DWS Cash Investment Trust Class A), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
DWS Cash Investment Trust Class A	.85%
DWS Cash Investment Trust Class B	1.60%
DWS Cash Investment Trust Class C	1.60%
DWS Cash Investment Trust Class S	.57%
DWS Money Market Fund	.57%

In addition, the Advisor has agreed to voluntarily waive additional expenses. This waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses on DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class B, DWS Cash Investment Trust Class C, DWS Cash Investment Trust Class S and DWS Money Market Fund shares of the Fund.

For the six months ended January 31, 2014, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $1,593,385, and the amount charged aggregated $219,722, which was equivalent to an annualized effective rate of 0.03% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended January 31, 2014, the Administration Fee was $848,129, of which $138,101 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended January 31, 2014, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived
DWS Cash Investment Trust Class A	$232,383	$232,383
DWS Cash Investment Trust Class B	1,816	1,816
DWS Cash Investment Trust Class C	16,265	16,265
DWS Cash Investment Trust Class S	299,835	299,835
DWS Money Market Fund	557,515	557,515
	$1,107,814	$1,107,814

In addition, for the six months ended January 31, 2014, the Advisor agreed to reimburse the Fund $13,163, $8,175, $433, $2,505 and $1,262 of sub-recordkeeping expenses for DWS Money Market Fund, DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class B, DWS Cash Investment Trust Class C and DWS Cash Investment Trust Class S, respectively.

Distribution and Service Fees. Under the Fund's DWS Cash Investment Trust Class B and DWS Cash Investment Trust Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of DWS Cash Investment Trust Class B and DWS Cash Investment Trust Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of DWS Cash Investment Trust Class B and DWS Cash Investment Trust Class C shares. For the six months ended January 31, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Waived
DWS Cash Investment Trust Class B	$5,731	$5,731
DWS Cash Investment Trust Class C	114,957	114,957
	$120,688	$120,688

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class B, and DWS Cash Investment Trust Class C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended January 31, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Annualized Effective Rate
DWS Cash Investment Trust Class A	$257,997	$257,997	.00%
DWS Cash Investment Trust Class B	1,906	1,906	.00%
DWS Cash Investment Trust Class C	38,319	38,319	.00%
	$298,222	$298,222

Contingent Deferred Sales Charge. DIDI receives any contingent deferred sales charge ("CDSC") from DWS Cash Investment Trust Class B share redemptions occurring within six years of purchase and DWS Cash Investment Trust Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for DWS Cash Investment Trust Class B and 1% for DWS Cash Investment Trust Class C, of the value of the shares redeemed. For the six months ended January 31, 2014, the CDSC for DWS Cash Investment Trust Class B and DWS Cash Investment Trust Class C shares aggregated $2,952 and $1,110, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of DWS Cash Investment Trust Class A shares. For the six months ended January 31, 2014, DIDI received $1,643 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended January 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,290, of which $718 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at January 31, 2014.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended January 31, 2014		Year Ended July 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Cash Investment Trust Class A	64,120,308	$64,120,308	147,735,671	$147,735,671
DWS Cash Investment Trust Class B	365,410	365,410	343,703	343,703
DWS Cash Investment Trust Class C	14,233,809	14,233,809	38,087,028	38,087,028
DWS Cash Investment Trust Class S	65,436,482	65,436,482	146,368,458	146,368,458
DWS Money Market Fund	206,247,177	206,247,177	480,703,647	480,703,647
Account Maintenance Fees	—	413,678	—	—
		$350,816,864		$813,238,507
Shares issued to shareholders in reinvestment of distributions
DWS Cash Investment Trust Class A	10,109	$10,109	21,935	$21,935
DWS Cash Investment Trust Class B	451	451	192	192
DWS Cash Investment Trust Class C	1,452	1,452	2,509	2,509
DWS Cash Investment Trust Class S	10,875	10,875	33,474	33,474
DWS Money Market Fund	50,608	50,608	111,029	111,029
		$73,495		$169,139
Shares redeemed
DWS Cash Investment Trust Class A	(86,228,573)	$(86,228,573)	(174,038,128)	$(174,038,128)
DWS Cash Investment Trust Class B	(721,498)	(721,498)	(1,946,423)	(1,946,423)
DWS Cash Investment Trust Class C	(15,235,847)	(15,235,847)	(43,164,392)	(43,164,392)
DWS Cash Investment Trust Class S	(86,487,016)	(86,487,016)	(170,353,899)	(170,353,899)
DWS Money Market Fund	(281,290,861)	(281,290,861)	(651,275,731)	(651,275,731)
		$(469,963,795)		$(1,040,778,573)
Net increase (decrease)
DWS Cash Investment Trust Class A	(22,098,156)	$(22,098,156)	(26,280,522)	$(26,280,522)
DWS Cash Investment Trust Class B	(355,637)	(355,637)	(1,602,528)	(1,602,528)
DWS Cash Investment Trust Class C	(1,000,586)	(1,000,586)	(5,074,855)	(5,074,855)
DWS Cash Investment Trust Class S	(21,039,659)	(21,039,659)	(23,951,967)	(23,951,967)
DWS Money Market Fund	(74,993,076)	(74,993,076)	(170,461,055)	(170,461,055)
Account Maintenance Fees	—	413,678	—	—
		$(119,073,436)		$(227,370,927)

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2013 to January 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class B, DWS Cash Investment Trust Class C and DWS Cash Investment Trust Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for these shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended January 31, 2014 (Unaudited)
Actual Fund Return	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class B	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
Beginning Account Value 8/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 1/31/14	$1,000.05	$1,000.05	$1,000.05	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$.91	$.91	$.91	$.91	$.91
Hypothetical 5% Fund Return	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class B	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
Beginning Account Value 8/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 1/31/14	$1,024.30	$1,024.30	$1,024.30	$1,024.30	$1,024.30
Expenses Paid per $1,000*	$.92	$.92	$.92	$.92	$.92

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class B	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
DWS Money Market Prime Series	.18%	.18%	.18%	.18%	.18%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Money Market Prime Series' investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Cash Investment Trust Class A shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were higher than the median of the applicable Lipper expense universe for the following share classes: DWS Cash Investment Trust Class A shares (4th quartile), DWS Cash Investment Trust Class B shares (4th quartile), DWS Cash Investment Trust Class C shares (4th quartile), DWS Cash Investment Trust Class S shares (4th quartile) and DWS Money Market Fund shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class B, DWS Cash Investment Trust Class C and DWS Cash Investment Trust Class S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Nasdaq Symbol	CUSIP Number	Fund Number
DWS Money Market Fund	KMMXX	23339A 101	6
DWS Cash Investment Trust Class A	DOAXX	23339A 408	421
DWS Cash Investment Trust Class B	DOBXX	23339A 507	621
DWS Cash Investment Trust Class C	DOCXX	23339A 606	721
DWS Cash Investment Trust Class S	DOSXX	23339A 705	2021

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DMMF-3
(R-026260-3 3/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 1, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 1, 2014